Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
October 31, 2024
T01-NPRT1-1224
1.9584803.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
AUTOMOBILE COMPONENTS – 1.9%
Automotive Parts & Equipment – 1.9%
Adient PLC (a)		47,028	$918,457
American Axle & Manufacturing Holdings, Inc. (a)		106,972	604,392
Aptiv PLC (a)		91,627	5,207,162
Autoliv, Inc.		28,028	2,603,241
BorgWarner, Inc.		84,914	2,855,658
Dana, Inc.		78,635	603,130
Dorman Products, Inc. (a)		13,916	1,586,842
Fox Factory Holding Corp. (a)		24,509	882,079
Garrett Motion, Inc. (a)		85,151	632,672
Gentex Corp.		86,317	2,616,268
Gentherm, Inc. (a)		20,604	864,338
Holley, Inc. (a)		68,342	177,006
LCI Industries		12,631	1,405,578
Lear Corp.		21,553	2,063,915
Luminar Technologies, Inc. (a)		335,929	260,479
Modine Manufacturing Co. (a)		20,789	2,448,321
Patrick Industries, Inc.		11,329	1,427,227
Phinia, Inc.		27,228	1,268,280
QuantumScape Corp. (a)		203,015	1,045,527
Standard Motor Products, Inc.		23,992	772,302
Stoneridge, Inc. (a)		33,532	234,389
Visteon Corp. (a)		13,169	1,188,502
XPEL, Inc. (a)(b)		22,494	867,594
			32,533,359
Tires & Rubber – 0.0%
Goodyear Tire & Rubber Co. (a)		130,285	1,043,583
TOTAL AUTOMOBILE COMPONENTS	33,576,942
AUTOMOBILES – 14.7%
Automobile Manufacturers – 14.6%
Ford Motor Co.		1,233,958	12,697,428
General Motors Co.		361,510	18,350,248
Lucid Group, Inc. (a)		615,333	1,359,886
Rivian Automotive, Inc. Class A (a)		275,372	2,781,257
Tesla, Inc. (a)		871,403	217,720,039
Thor Industries, Inc.		20,894	2,174,647
Winnebago Industries, Inc.		17,796	997,288
			256,080,793
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		55,003	1,757,346
TOTAL AUTOMOBILES	257,838,139
BROADLINE RETAIL – 25.0%
Broadline Retail – 25.0%
Amazon.com, Inc. (a)		2,086,421	388,908,874
Dillard's, Inc. Class A		2,350	873,072
eBay, Inc.		165,260	9,504,103
Etsy, Inc. (a)		44,572	2,292,784
Groupon, Inc. (a)		28,549	292,913

		Shares	Value

Kohl's Corp.		54,669	$1,010,283
Macy's, Inc.		110,520	1,695,377
MercadoLibre, Inc. (a)		14,164	28,854,617
Nordstrom, Inc.		55,464	1,254,041
Ollie's Bargain Outlet Holdings, Inc. (a)		26,100	2,396,763
Savers Value Village, Inc. (a)		5,583	57,114
TOTAL BROADLINE RETAIL	437,139,941
DISTRIBUTORS – 0.8%
Distributors – 0.8%
A-Mark Precious Metals, Inc.		1,640	63,714
Genuine Parts Co.		45,974	5,273,218
GigaCloud Technology, Inc. Class A (a)		2,273	51,756
LKQ Corp.		92,989	3,421,065
Pool Corp.		13,120	4,744,717
TOTAL DISTRIBUTORS	13,554,470
DIVERSIFIED CONSUMER SERVICES – 1.8%
Education Services – 1.1%
Adtalem Global Education, Inc. (a)		20,898	1,691,066
Bright Horizons Family Solutions, Inc. (a)		21,381	2,853,722
Coursera, Inc. (a)		106,740	741,843
Duolingo, Inc. (a)		12,533	3,671,793
Graham Holdings Co. Class B		1,741	1,468,185
Grand Canyon Education, Inc. (a)		12,933	1,773,244
Laureate Education, Inc.		74,249	1,275,598
Perdoceo Education Corp.		31,045	693,856
Strategic Education, Inc.		11,391	990,562
Stride, Inc. (a)		20,328	1,896,196
Udemy, Inc. (a)		81,204	636,639
Universal Technical Institute, Inc. (a)		51,002	848,673
			18,541,377
Specialized Consumer Services – 0.7%
ADT, Inc.		165,272	1,189,958
European Wax Center, Inc. Class A (a)		38,399	276,089
Frontdoor, Inc. (a)		39,090	1,942,382
H&R Block, Inc.		52,716	3,148,727
Mister Car Wash, Inc. (a)		106,970	803,345
OneSpaWorld Holdings Ltd.		63,204	1,106,702
Service Corp. International		52,184	4,260,823
			12,728,026
TOTAL DIVERSIFIED CONSUMER SERVICES	31,269,403
HOTELS, RESTAURANTS & LEISURE – 22.7%
Casinos & Gaming – 2.2%
Accel Entertainment, Inc. (a)		60,776	670,967
Bally's Corp. (a)		29,514	515,019
Boyd Gaming Corp.		31,675	2,194,761

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Caesars Entertainment, Inc. (a)	80,634	$3,229,392
Churchill Downs, Inc.	24,163	3,385,236
DraftKings, Inc. Class A (a)	142,391	5,029,250
Everi Holdings, Inc. (a)	84,614	1,127,905
Flutter Entertainment PLC (a)	3,486	811,436
Golden Entertainment, Inc.	24,779	727,883
Las Vegas Sands Corp.	124,706	6,466,006
Light & Wonder, Inc. (a)	32,928	3,087,988
MGM Resorts International (a)	90,592	3,340,127
Monarch Casino & Resort, Inc.	12,383	972,189
Penn Entertainment, Inc. (a)	74,888	1,479,038
Red Rock Resorts, Inc. Class A	25,941	1,334,924
Rush Street Interactive, Inc. (a)	5,325	57,617
Wynn Resorts Ltd.	36,117	3,467,954
		37,897,692
Hotels, Resorts & Cruise Lines – 8.9%
Airbnb, Inc. Class A (a)	138,010	18,602,368
Booking Holdings, Inc.	10,464	48,932,280
Carnival Corp. (a)	339,871	7,477,162
Choice Hotels International, Inc.	14,420	2,011,734
Expedia Group, Inc. (a)	44,127	6,897,491
Global Business Travel Group I (a)	7,273	55,493
Hilton Grand Vacations, Inc. (a)	35,253	1,300,131
Hilton Worldwide Holdings, Inc.	79,219	18,604,582
Hyatt Hotels Corp. Class A	17,331	2,520,794
Lindblad Expeditions Holdings, Inc. (a)	45,480	429,786
Marriott International, Inc. Class A	76,848	19,982,017
Marriott Vacations Worldwide Corp.	15,886	1,223,699
Norwegian Cruise Line Holdings Ltd. (a)	161,645	4,096,084
Playa Hotels & Resorts NV (a)	92,561	786,769
Royal Caribbean Cruises Ltd.	77,818	16,057,744
Sabre Corp. (a)	289,913	927,722
Soho House & Co., Inc. (a)	43,453	230,735
Target Hospitality Corp. (a)	43,117	321,653
Travel & Leisure Co.	33,672	1,609,858
Wyndham Hotels & Resorts, Inc.	32,325	2,854,944
		154,923,046
Leisure Facilities – 0.6%
Bowlero Corp. Class A	32,761	339,732
Dave & Buster's Entertainment, Inc. (a)	21,111	779,629
Life Time Group Holdings, Inc. (a)	50,828	1,132,448
Planet Fitness, Inc. Class A (a)	34,807	2,733,046
Six Flags Entertainment Corp.	46,188	1,820,269
United Parks & Resorts, Inc. (a)	22,013	1,158,544
Vail Resorts, Inc.	14,249	2,360,917

		Shares	Value

Xponential Fitness, Inc. Class A (a)		28,293	$346,589
			10,671,174
Restaurants – 11.0%
Aramark		92,376	3,494,584
BJ's Restaurants, Inc. (a)		21,661	803,406
Bloomin' Brands, Inc.		47,954	795,557
Brinker International, Inc. (a)		22,440	2,304,812
Cava Group, Inc. (a)		20,805	2,778,716
Cheesecake Factory, Inc.		29,235	1,351,242
Chipotle Mexican Grill, Inc. (a)		427,873	23,862,477
Cracker Barrel Old Country Store, Inc.		17,650	839,611
Darden Restaurants, Inc.		39,917	6,387,518
Denny's Corp. (a)		60,895	390,337
Dine Brands Global, Inc.		17,697	538,697
Domino's Pizza, Inc.		11,634	4,813,335
DoorDash, Inc. Class A (a)		90,547	14,188,715
Dutch Bros, Inc. Class A (a)		59,332	1,965,076
First Watch Restaurant Group, Inc. (a)		38,486	654,070
Jack in the Box, Inc.		16,303	802,923
Krispy Kreme, Inc.		72,193	820,834
Kura Sushi USA, Inc. Class A (a)		6,760	674,783
McDonald's Corp.		220,609	64,442,095
Papa John's International, Inc.		21,054	1,103,019
Portillo's, Inc. Class A (a)		67,071	867,228
RCI Hospitality Holdings, Inc.		10,232	444,273
Shake Shack, Inc. Class A (a)		16,849	2,050,018
Starbucks Corp.		350,756	34,268,861
Sweetgreen, Inc. Class A (a)		53,506	1,931,567
Texas Roadhouse, Inc.		23,484	4,488,262
Wendy's Co.		83,645	1,598,456
Wingstop, Inc.		10,338	2,974,139
Yum! Brands, Inc.		89,348	11,718,884
			193,353,495
TOTAL HOTELS, RESTAURANTS & LEISURE	396,845,407
HOUSEHOLD DURABLES – 6.1%
Consumer Electronics – 0.7%
Garmin Ltd.		50,026	9,922,657
Sonos, Inc. (a)		70,886	888,202
Vizio Holding Corp. Class A (a)		75,360	838,757
			11,649,616
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.		25,648	709,680
La-Z-Boy, Inc.		28,145	1,070,917
Leggett & Platt, Inc.		87,467	1,049,604
Mohawk Industries, Inc. (a)		21,023	2,822,758
Tempur Sealy International, Inc.		63,130	3,024,559
			8,677,518
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – 4.6%
Beazer Homes USA, Inc. (a)		28,060	$863,126
Cavco Industries, Inc. (a)		3,769	1,544,517
Century Communities, Inc.		14,962	1,326,531
Champion Homes, Inc. (a)		23,659	2,087,434
DR Horton, Inc.		93,889	15,867,241
Dream Finders Homes, Inc. Class A (a)		26,843	801,263
Green Brick Partners, Inc. (a)		19,189	1,324,233
Hovnanian Enterprises, Inc. Class A (a)		4,740	834,430
Installed Building Products, Inc.		9,887	2,144,490
KB Home		30,780	2,416,230
Legacy Housing Corp. (a)		13,382	331,874
Lennar Corp. Class A		77,491	13,196,717
LGI Homes, Inc. (a)		11,870	1,205,517
M/I Homes, Inc. (a)		12,686	1,923,071
Meritage Homes Corp.		14,032	2,542,598
NVR, Inc. (a)		1,033	9,454,853
PulteGroup, Inc.		69,747	9,034,329
Taylor Morrison Home Corp. (a)		41,552	2,846,312
Toll Brothers, Inc.		35,842	5,248,702
TopBuild Corp. (a)		11,008	3,890,007
Tri Pointe Homes, Inc. (a)		43,097	1,742,412
			80,625,887
Household Appliances – 0.2%
Cricut, Inc. Class A		53,020	348,872
Helen of Troy Ltd. (a)		12,313	783,722
Whirlpool Corp.		22,647	2,344,191
Worthington Enterprises, Inc.		19,178	734,517
			4,211,302
Housewares & Specialties – 0.1%
Newell Brands, Inc.		192,504	1,694,035
TOTAL HOUSEHOLD DURABLES	106,858,358
LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.		18,263	1,119,522
Brunswick Corp.		27,350	2,180,889
Hasbro, Inc.		48,898	3,209,176
Malibu Boats, Inc. Class A (a)		21,962	985,655
Mattel, Inc. (a)		137,222	2,796,584
Peloton Interactive, Inc. Class A (a)		267,279	2,271,872
Polaris, Inc.		22,917	1,602,127
Smith & Wesson Brands, Inc.		47,774	618,912
Sturm Ruger & Co., Inc.		18,026	708,782
Topgolf Callaway Brands Corp. (a)		81,205	788,501
Vista Outdoor, Inc. (a)		32,457	1,427,134
YETI Holdings, Inc. (a)		40,026	1,409,315
TOTAL LEISURE PRODUCTS	19,118,469

	Shares	Value
SPECIALTY RETAIL – 21.2%
Apparel Retail – 4.3%
Abercrombie & Fitch Co. Class A (a)	20,068	$2,644,762
American Eagle Outfitters, Inc.	80,130	1,569,747
Boot Barn Holdings, Inc. (a)	13,994	1,742,953
Buckle, Inc.	23,649	1,006,501
Burlington Stores, Inc. (a)	22,200	5,500,494
Caleres, Inc.	25,607	764,369
Designer Brands, Inc. Class A	50,980	265,606
Foot Locker, Inc. (a)	49,593	1,150,062
Gap, Inc.	93,489	1,941,766
Guess?, Inc.	29,542	501,919
Revolve Group, Inc. (a)	37,509	930,973
Ross Stores, Inc.	105,958	14,804,452
Shoe Carnival, Inc.	21,165	725,324
TJX Cos., Inc.	348,507	39,391,746
Urban Outfitters, Inc. (a)	31,610	1,136,379
Victoria's Secret & Co. (a)	47,703	1,443,493
		75,520,546
Automotive Retail – 4.1%
Advance Auto Parts, Inc.	25,786	920,302
America's Car-Mart, Inc. (a)	8,812	344,021
Arko Corp.	76,997	512,030
Asbury Automotive Group, Inc. (a)	7,841	1,786,494
AutoNation, Inc. (a)	11,441	1,778,732
AutoZone, Inc. (a)	5,405	16,263,645
Camping World Holdings, Inc. Class A	40,276	807,937
CarMax, Inc. (a)	55,380	4,008,404
Carvana Co. (a)	36,798	9,100,513
Group 1 Automotive, Inc.	5,897	2,148,395
Lithia Motors, Inc.	10,411	3,460,304
Monro, Inc.	29,670	813,255
Murphy USA, Inc.	7,236	3,534,424
O'Reilly Automotive, Inc. (a)	18,487	21,318,099
Penske Automotive Group, Inc.	9,587	1,443,515
Sonic Automotive, Inc. Class A	14,188	804,885
Valvoline, Inc. (a)	50,656	2,040,424
		71,085,379
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	66,289	5,994,514
GameStop Corp. Class A (a)	112,456	2,494,274
Upbound Group, Inc.	30,968	905,505
		9,394,293
Home Improvement Retail – 9.6%
Floor & Decor Holdings, Inc. Class A (a)	35,412	3,649,207
Home Depot, Inc.	301,939	118,888,481
Lowe's Cos., Inc.	175,500	45,951,165
		168,488,853

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SPECIALTY RETAIL – continued
Homefurnishing Retail – 0.6%
Arhaus, Inc.		46,215	$391,903
Beyond, Inc. (a)		46,304	296,809
Haverty Furniture Cos., Inc.		16,265	360,270
RH (a)		6,464	2,055,875
Wayfair, Inc. Class A (a)		35,963	1,540,295
Williams-Sonoma, Inc.		42,330	5,677,723
			10,322,875
Other Specialty Retail – 2.0%
1-800-Flowers.com, Inc. Class A (a)		33,693	280,326
Academy Sports & Outdoors, Inc.		32,801	1,668,259
Bath & Body Works, Inc.		75,450	2,141,271
Chewy, Inc. Class A (a)		73,983	1,995,322
Dick's Sporting Goods, Inc.		20,886	4,088,434
Five Below, Inc. (a)		20,888	1,979,974
Leslie's, Inc. (a)		162,618	437,442
MarineMax, Inc. (a)		24,400	710,772
National Vision Holdings, Inc. (a)		58,268	605,987
ODP Corp. (a)		24,702	766,503
Petco Health & Wellness Co., Inc. (a)		112,650	481,015
Sally Beauty Holdings, Inc. (a)		82,493	1,072,409
Signet Jewelers Ltd.		18,989	1,740,912
Tractor Supply Co.		34,720	9,218,507
Ulta Beauty, Inc. (a)		16,081	5,933,567
Warby Parker, Inc. Class A (a)		57,617	975,456
Winmark Corp.		2,397	893,817
			34,989,973
TOTAL SPECIALTY RETAIL	369,801,919
TEXTILES, APPAREL & LUXURY GOODS – 4.6%
Apparel, Accessories & Luxury Goods – 2.0%
Capri Holdings Ltd. (a)		50,863	1,004,036
Carter's, Inc.		19,122	1,045,973
Columbia Sportswear Co.		17,222	1,385,854
Figs, Inc. Class A (a)		136,201	851,256
G-III Apparel Group Ltd. (a)		32,193	974,804
Hanesbrands, Inc. (a)		216,013	1,501,290
Kontoor Brands, Inc.		22,697	1,943,544
Levi Strauss & Co. Class A		53,077	907,086
Lululemon Athletica, Inc. (a)		36,585	10,898,671
Movado Group, Inc.		19,204	354,698
Oxford Industries, Inc.		9,801	711,749
PVH Corp.		22,308	2,196,446

		Shares	Value

Ralph Lauren Corp.		15,098	$2,988,347
Tapestry, Inc.		82,617	3,920,177
Under Armour, Inc. Class A (a)		136,870	1,170,238
Under Armour, Inc. Class C (a)		127,375	1,006,263
VF Corp.		144,236	2,987,128
			35,847,560
Footwear – 2.6%
Crocs, Inc. (a)		22,156	2,388,860
Deckers Outdoor Corp. (a)		50,404	8,109,499
NIKE, Inc. Class B		375,504	28,962,623
Skechers USA, Inc. Class A (a)		49,071	3,015,904
Steven Madden Ltd.		34,268	1,541,032
Wolverine World Wide, Inc.		67,704	1,041,965
			45,059,883
TOTAL TEXTILES, APPAREL & LUXURY GOODS	80,907,443
TOTAL COMMON STOCKS (Cost $1,471,488,757)			1,746,910,491
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (c) (Cost $1,860,000)		1,860,000	1,860,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,473,348,757)	1,748,770,491
NET OTHER ASSETS (LIABILITIES) (d) – 0.0%	290,560
NET ASSETS – 100.0%	$1,749,061,051

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $867,594 or 0.0% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $106,800 of cash collateral to cover margin requirements for futures contracts.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	7	December 2024	1,400,980	$ 10,155	$ 10,155
CME E-mini Russell 2000 Index Contracts (United States)	3	December 2024	331,290	3,133	3,133
Total Equity Index Contracts					$13,288
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	6

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8